Note 22 - Changes in Equity - Capital Stock (Details) - BRL (R$) shares in Millions, R$ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Balance		R$ 62,556.0		R$ 57,454.8		R$ 47,564.2
Capital increase, equity				12.8		103.1
Balance		R$ 75,151.2		R$ 62,556.0		57,454.8
Issued capital [member]
Statement Line Items [Line Items]
Beginning balance, common shares (in shares)		15,733.6	[1]	15,722.1
Balance		R$ 57,866.8	[1]	R$ 57,710.2		57,614.1
Capital increase, common shares (in shares)	[2]	1.5		11.5
Capital increase, equity		R$ 32.3	[2]	R$ 156.6	[2]	R$ 96.1
Final balance, common shares (in shares)		15,735.1	[1]	15,733.6	[1]	15,722.1
Balance		R$ 57,899.1	[1]	R$ 57,866.8	[1]	R$ 57,710.2

[1]	The capital stock is totally subscribed and paid up.
[2]	Capital increase related to the issue of shares.